Reporting Entity - Summary of Consolidated Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
LG Display America, Inc. [member]
Disclosure of subsidiaries [line items]
Location		San Jose, U.S.A.
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Sep. 24, 1999
Business		Sales of display products
LG Display Germany GmbH [member]
Disclosure of subsidiaries [line items]
Location		Eschborn, Germany
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Oct. 15, 1999
Business		Sales of display products
LG Display Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Tokyo, Japan
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Oct. 12, 1999
Business		Sales of display products
LG Display Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Taipei, Taiwan
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Apr. 12, 1999
Business		Sales of display products
LG Display Nanjing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Nanjing, China
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Jul. 15, 2002
Business		Production of display products
LG Display Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shanghai, China
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Jan. 16, 2003
Business		Sales of display products
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location			Guangzhou, China
Percentage of ownership			100.00%
LG Display Shenzhen Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Shenzhen, China
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Jul. 27, 2007
Business		Sales of display products
LG Display Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Singapore
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Nov. 04, 2008
Business		Sales of display products
L&T Display Technology (Fujian) Limited [member]
Disclosure of subsidiaries [line items]
Location		Fujian, China
Percentage of ownership		51.00%
Closing month		December
Date of incorporation		Dec. 07, 2009
Business		Production and sales of LCD module and LCD monitor sets
LG Display Yantai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Yantai, China
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Mar. 17, 2010
Business		Production of display products
Nanumnuri Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Gumi, South Korea
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Mar. 21, 2012
Business		Operation of welfare facilities
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location			Guangzhou, China
Percentage of ownership			80.00%
Unified Innovative Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Wilmington, U.S.A.
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Mar. 12, 2014
Business		Intellectual property management
LG Display Guangzhou Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Apr. 28, 2015
Business		Sales of display products
Global OLED Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location		Sterling, U.S.A.
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Dec. 18, 2009
Business		OLED intellectual property management
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Haiphong, Vietnam
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		May 05, 2016
Business		Production and sales of display products
Suzhou Lehui Display Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Suzhou, China
Percentage of ownership		100.00%
Closing month		December
Date of incorporation		Jul. 01, 2016
Business		Production and sales of LCD module and LCD monitor sets
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Location	[1]	Wilmington, U.S.A.
Percentage of ownership	[1]	100.00%
Closing month	[1]	December
Date of incorporation	[1]	May 01, 2018
Business	[1]	Investment in venture business and technologies
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location		Guangzhou, China
Percentage of ownership		70.00%
Closing month		December
Date of incorporation		Jul. 11, 2018
Business		Production and sales of display products

[1]

(*) For the year ended December 31, 2025, the Parent Company contributed ~~W~~2,831 million in cash for the capital increase and recovery ~~W~~2,018 million of LG DISPLAY FUND I LLC. There was no change in the Parent Company’s percentage of ownership in LG DISPLAY FUND I LLC as a result of this additional investment.